Description of Organization and Summary of Significant Accounting Policies - Other revenue (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Description of Organization and Summary of Significant Accounting Policies
Total revenue	$ 20,121,166	$ 113,022,154	$ 65,485,798	$ 152,490,595	$ 202,437,316	$ 75,516,562
Point in time revenue
Description of Organization and Summary of Significant Accounting Policies
Total revenue					198,201,716	73,927,248
Over time revenue
Description of Organization and Summary of Significant Accounting Policies
Total revenue					$ 4,235,600	$ 1,589,314